RESTRICTED NET ASSETS (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Minimum required percentage of after tax profit appropriated to general reserve fund	10.00%
Threshold percentage of general reserve fund to registered capital	50.00%
Reserve funds not distributed as cash dividends	¥ 826	¥ 771	¥ 604
Restricted share capital	2,852
Restricted net assets not available for distribution to the Company in the form of dividends, loans or advances	3,678
General reserve not distributable as cash dividends or other cash disbursements	11
Deutsche Hospitality
Restricted share capital	¥ 4